Revenues (Tables)	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Schedule of Revenues
	Year ended	Year ended
	December 31,	December 31,
	2025	2024
	$ thousands	$ thousands
Balance, beginning of the period	2,573	6,177
New performance obligations	605	3,117
Reclassification to other balance sheet item	-	(740)
Reclassification to revenue as a result of satisfying performance obligations	(807)	(5,981)

Balance, end of the period	2,371	2,573